Redemption Payable To Managing Owner	12 Months Ended
Dec. 31, 2015
Redemption Payable To Managing Owner [Abstract]
Redemption Payable To Managing Owner

8.  REDEMPTION PAYABLE TO MANAGING OWNER

At December 31, 2015 and 2014, redemption payable of $228,683 and $119,598, respectively, was related to profit share earned during the year and allocated to the General Partner at each year-end and subsequently paid.